ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.    ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the "Company" or "JinkoSolar Holding") was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange (“NYSE”) in the United States. The Company and its subsidiaries (collectively the “Group”) are principally engaged in the design, development, production and marketing of photovoltaic products as well as developing commercial solar power projects.

The following table sets forth information concerning the Company’s major subsidiaries as of December 31, 2020:

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Technology Limited. (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	73%

Zhejiang Jinko Solar Co., Ltd.(“Zhejiang Jinko”)	June 30, 2009	PRC	73%

Jinko Solar Import and Export Co., Ltd. (“Jinko Import and Export”)	December 24, 2009	PRC	73%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	73%

Zhejiang Jinko Trading Co., Ltd.(“Zhejiang Trading”)	June 13, 2010	PRC	73%

Xinjiang Jinko Solar Co., Ltd. (“Xinjiang Jinko”)	May 30, 2016	PRC	73%

Yuhuan Jinko Solar Co., Ltd.(“Yuhuan Jinko”)	July 29, 2016	PRC	73%

JinkoSolar (U.S.) Inc. (“Jinko US”)	August 19, 2010	USA	73%

Jiangxi Photovoltaic Materials Co., Ltd. (“Jiangxi Materials”)	December 1, 2010	PRC	73%

JinkoSolar (Switzerland) AG(“Jinko Switzerland”)	May 3, 2011	Switzerland	73%

JinkoSolar (US) Holdings Inc.(“Jinko US Holding”)	June 7, 2011	USA	73%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	73%

Jinko Solar Canada Co., Ltd. (“Jinko Canada”)	November 18, 2011	Canada	73%

Jinko Solar Australia Holdings Co. Pty Ltd. (“Jinko Australia”)	December 7, 2011	Australia	73%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	73%

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

Jinko Solar (Shanghai) Management Co., Ltd.	July 25, 2012	PRC	73%

Wide Wealth Group Holding Limited.(“Wide Wealth Hong Kong”)	June 11, 2012	Hong Kong	100%

Canton Best Limited (“Canton Best BVI”)	September 16, 2013	BVI	100%

Jinkosolar Household PV System Ltd.	January 12, 2015	BVI	100%

Jinko Solar Technology Sdn.Bhd.	January 21, 2015	Malaysia	73%

Jinko Power International (Hongkong) Limited.	July 10, 2015	Hong Kong	100%

JinkoSolar International Development Limited.	August 28, 2015	Hong Kong	100%

JinkoSolar Middle East DMCC	November 6, 2016	Emirates	73%

JinkoSolar Trading Privated Limited.	February 6, 2017	India	73%

JinkoSolar LATAM Holding Limited.	August 22, 2017	Hong Kong	100%

JinkoSolar (U.S.) Industries Inc.	November 16, 2017	USA	73%

JinkoSolar Technology (Haining) Co., Ltd. (“Haining Jinko”)	December 15, 2017	PRC	51%

Poyang Ruilixin Information Technology Co., Ltd.	December 19, 2017	PRC	73%

Jinko Solar Korea Co., Ltd.	December 3, 2018	Korea	73%

JinkoSolar (Sichuan) Co., Ltd. (“Jinko Sichuan”)	February 18, 2019	PRC	48%

JinkoSolar (Qinghai) Co., Ltd.	April 3, 2019	PRC	40%

Rui Xu Co., Ltd. (“Rui Xu")	July 24, 2019	PRC	100%

JinkoSolar (Yiwu) Co., Ltd. (“Jinko Yiwu”)	September 19, 2019	PRC	40%

Jinko PV Material Supply SDN. BHD	September 23, 2019	Malaysia	73%

JinkoSolar (Vietnam) Co., Ltd.	September 26, 2019	Vietnam	73%

JinkoSolar (Chuzhou) Co., Ltd. (“Jinko Chuzhou”)	December 26, 2019	PRC	40%

Zhejiang New Materials Co., Ltd.	March 24, 2020	PRC	73%

JinkoSolar (Shangrao) Co., Ltd.	April 17, 2020	PRC	40%

Jinko Solar Denmark ApS	May 28, 2020	Denmark	73%

JinkoSolar Hong Kong Limited	August 17, 2020	Hong Kong	73%

Jinko Solar (Malaysia) SDN BHD	August 28, 2020	Malaysia	73%

JinkoSolar (Chuxiong) Co., Ltd.	September 25, 2020	PRC	73%

Yiwu New Materials Co., Ltd. (“Yiwu Materials”)	October 24, 2020	PRC	73%

(i) In October 2020, the Group completed a RMB3.1 billion (approximately USD461.2 million) equity financing through Jiangxi Jinko. Immediately after the closing, third-party investors together with JinkoSolar's founders and senior management personnel, directly or through their investment arms, collectively own approximately a 26.7% equity interest in Jiangxi Jinko.

(ii) In the fourth quarter of 2016, JinkoSolar Technology Limited (formally known as Paker Technology Limited) disposed of Zhejiang Jinko Financial Leasing Co., Ltd. with the consideration of RMB183.0 million (USD26.4 million). Loss on disposal of this subsidiary amounted to RMB15.2 million (USD2.2 million) was recognized. Consideration associated with the transaction amounted to RMB128.1 million and RMB41.8 million was collected in the year of 2019 and 2020, respectively.

(iii) In the first quarter of 2018, the Group disposed of Hirasawa Power East Godo Kaishat (“Hirasawa Power”), its fully own subsidiary who holds the rights to build, implement and operate two solar projects locating at Japan, with the consideration of JPY 996,420,932. As these solar projects in Japan were constructed for sale upon completion instead of self-operating by the Group, the Group recorded such disposition under the standard of ASC 606, and recognized revenue and cost of sales with the amount of RMB93,451,309 and RMB69,133,413 , respectively. Consideration associated with the transaction was collected in 2018.

(iv) Haining Jinko was founded by the Group in the year of 2017 and is principally engaged in the production of photovoltaic products, such as solar modules and cells, for intercompany sales within the Group. In the second and third quarter of 2018, government background companies made capital injection with the amounted of RMB517 million into Haining Jinko. In the third quarter of 2019, to support developments of local enterprise, government background funds of Zhejiang province made investment into Haining Jinko as capital injections through limited partnership established together with Zhejiang Jinko. The total capital injection received from government funds in the year of 2019 amounted to RMB845.78 million. The Group’s percentage of ownership in Haining Jinko was 56.4% as at December 31, 2019. During the year of 2020, the Group repurchased certain of the noncontrolling interests with the consideration of RMB286.7 million, with the difference between the consideration and the carrying amount of noncontrolling interests charged to additional paid-in capital with the amount of RMB20.6 million. In addition, in the fourth quarter of 2020, certain of the non-controlling interest arrangements were settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and the government background fund (Note 20).

(v) In the third quarter of 2018, the Group and JinkoPower jointly invested in and established an entity named Poyang Luohong Power Co., Ltd. (“Poyang Luohong”), which develops and operates solar power project in Shangrao, Jiangxi Province. Cash capital injection with the amount of RMB98 million have been made by JinkoPower at the end of 2018. The Group held 51% equity interests of Poyang Luohong and consolidated such entity in its financial statements. In the fourth quarter of 2019, the Group disposed of 51% equity interest in Poyang Luohong to a third party buyer with the consideration of RMB99.8 million (USD14.3 million). A gain of RMB19.9 million (USD2.9 million) was recognized. The disposal gain was mainly resulted from the recognition of the un-realized profit generated from the module sales transactions between the Group and Poyang Luohong before the disposal with the amount of RMB19.9 million. Consideration associated with the transaction was collected in full in 2019. Upon the disposal, the non-controlling interests related to Poyang Luohong with the carrying amount of RMB97.8 million was eliminated.

(vi) In the fourth quarter of 2018, the Group disposed of Jinko Solar Investment (Pty) Ltd and its subsidiary Jinko Solar Pty Ltd. (“JinkoSolar South Africa”) with the consideration of RMB1 to a third party buyer. Loss of disposal amounted to RMB20 thousand was recognized. Consideration associated with the transaction was collected subsequently in 2020.

(vii) In the second quarter of 2019, Jiangxi Jinko, together with government background funds, established Jinko Sichuan. Cash capital injections with the amount of RMB800 million and RMB200 million had been made by the non-controlling shareholders in 2019 and 2020, respectively. The Group controls and consolidates the entity in its financial statements. Jinko Sichuan is principally engaged in the production of silicon ingot for intercompany sales within the Group. In the fouth quarter of 2020, the non-controlling interest arrangement was settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and the government background fund (Note 20).

(viii) In the fourth quarter of 2019, Jiangxi Jinko, together with government background funds, established Jinko Chuzhou. Cash capital injections with the amount of RMB550 million and RMB300 million had been made by the non-controlling shareholder in 2019 and 2020, respectively. The Group owns controls and consolidates such entity in its financial statements. Jinko Chuzhou is principally engaged in the production of solar modules for intercompany sales within the Group. In the third quarter of 2020, the non-controlling interest arrangement was settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and the government background fund (Note 20).

(ix) In the fourth quarter of 2019, Jiangxi Jinko, together with government background funds, established Jinko Yiwu. Cash capital injections with the amount of RMB400 million and RMB365 million had been made by the non-controlling shareholders in 2019 and 2020, respectively. The Group owns controls and consolidates such entity in its financial statements. Jinko Yiwu is principally engaged in the production of solar modules for intercompany sales within the Group. In the third quarter of 2020, the non-controlling interest arrangement was settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and government background funds (Note 20).

(x) In the second quarter of 2020, Jiangxi Jinko, together with a government background fund, established Jinko Shangrao. Cash capital injections with the amount of RMB1,902 million had been made by the government fund as of December 31, 2020. The group owns controls and consolidates such entity in its financial statements. Shangrao Jinko is principally engaged in the production of photovoltaic products, such as solar modules and cells (Note 20).

(xi) In the second quarter of 2020, Jiangxi Materials acquired Rui Xu with a consideration of RMB20 million. Rui Xu is principally engaged in the production of photovoltaic consumable materials.

(xii) In the fourth quarter of 2020, the Group disposed all of it’s equity interest in Jinko Huineng Technology Services Co.,Ltd to Jinko Power Group with the consideration of RMB10.4 million (USD1.6 million). Consideration associated with the transaction was collected in December 2020.